Noncontrolling Interests	6 Months Ended
Sep. 30, 2012
Noncontrolling Interests

9.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)	—
Other	(165)	(307)

Net transfers to the noncontrolling interest shareholders	(12,165)	(307)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥178,799	¥595,705